Note 32 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
Note
32
Events after the reporting period

On
January 10, 2019,
the Group amended and restated its share incentive plan. The plan was adopted for the purpose of rewarding, attracting and retaining employees of the Group. Under the amended plan, a total of
20,000,000
ordinary shares are issuable to employees, corresponding to
10,000,000
ADSs.

On
January 31, 2019,
the Group entered into a new lease agreement for our Oslo headquarters. The new lease commences on
November 15, 2019,
while the lease of the current office terminates on
November 30, 2019.
Minimum lease payments under the new lease are
US$278
thousand per year until
November 14, 2024,
the end of the lease term.

On
February 8, 2019,
the Group completed its share repurchase program by having successfully repurchased a total of
1.5
million ADSs, representing
3.0
million shares. The average price paid for the
1.5
million ADSs was
US$7.08
(
US$7.10
including commissions).

Subsequent to
February 21, 2019,
the
first
exercise period of the Group’s equity program took place, including RSUs that had vested on
January 1, 2017,
and
January 1, 2018.
A total of
1,728,492
RSUs were exchanged for an equivalent number of ADSs in Opera Limited.

On
February 25, 2019,
Kunlun Tech Limited entered into a share transfer agreement with Golden Brick Capital Private Equity Fund I L.P., pursuant to which Golden Brick transferred all its
8,500,000
ordinary shares of Opera Limited to Kunlun Tech Limited, for consideration of
US$34.8
million.

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